Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of dilutive securities were excluded from the computation of diluted loss per share

	March 31, 2026	March 31, 2025
	Number of Shares	Number of Shares
Stock Options	2,785,363	88,713
Warrants	7,902,037	960,057
Restricted Stock Units	1,099	10,904
	10,688,499	1,059,674

	June 30, 2025	June 30, 2024
	Number of Shares	Number of Shares
Stock Options	84,872	51,808
Warrants	960,098	193,203
Restricted Stock Units	7,212	4,030
Notes payable conversion option	-	7,164
	1,052,182	256,205